STOCK/UNITS	12 Months Ended
Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
STOCK/UNITS

NOTE 9 – STOCK/UNITS

The Company has authorized and issued 2,200 shares of common stock. Of these shares, 2,000 are at $.001 par value with the remaining at no par. The limited liability companies are single member limited liability companies with no units issued and outstanding.